DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Disclosure of direct operating costs
The following table lists direct operating costs for the three and six months ended June 30, 2018, and June 30, 2017 by nature:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Cost of sales	$7,739	$4,278	$14,915	$5,786
Compensation	449	369	903	729
Property taxes, sales taxes and other	12	26	31	32
Total	$8,200	$4,673	$15,849	$6,547